UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Financial Advisory Group, Inc.
Address: 5599 San Felipe, Suite 900
         Houston, Texas 77056

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Curtis Holden
Title: Director of Investment Research
Phone: 713-627-7660

Signature, Place, and Date of Signing:

Curtis Holden               Houston, Texas           August 9, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              48
                                                  -----------------------

Form 13F Information Table Value Total:            $ 125913.546X1000
(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                            COLUMN 2        COLUMN 3   COLUMN 4   COLUMN 5          COLUMN 6   COLUMN 7 COLUMN 8
                                        TITLE OF                    VALUE    SHRS OR SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                           CLASS           CUSIP     (X$1000)  PRN AMT PRN CALL DISCRETION  MANAGERS SOLESHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
3M COMPANY                             COM               88579Y101   335.642     3746SH      	SOLE                            3746
AMERICAN ELECTRIC TECHS                COM               025576109   123.705    29107SH      	SOLE                           29107
APPLE INC                              COM               037833100   905.784     1551SH      	SOLE                            1551
BAXTER INTERNATIONAL INC               COM               071813109   302.636     5694SH      	SOLE                            5694
BOEING CO                              COM               097023105   496.473     6682SH      	SOLE                            6682
CHEVRON CORPORATION                    COM               166764100   393.093     3726SH      	SOLE                            3726
EMERSON ELECTRIC CO                    COM               212015101   275.521     5915SH      	SOLE                            5915
ENTERPRISE PRD PRTNRS LP               COM               293792107   346.075     6754SH      	SOLE                            6754
EXXON MOBIL CORPORATION                COM               30231G102  3035.510    35474SH      	SOLE                           35474
FREEPORT MCMORAN COPPER                COM               35671D857   245.236     7198SH      	SOLE                            7198
GENERAL ELECTRIC COMPANY               COM               369604103   222.905    10696SH      	SOLE                           10696
GOOGLE INC                             CL A              38259P508   337.021      581SH      	SOLE                             581
RYDEX ETF TRUST                        GUG S&P5OO EQ WT  78355W106  2457.727    49631SH      	SOLE                           49631
HEWLETT-PACKARD COMPANY                COM               428236103   241.159    11992SH      	SOLE                           11992
HOME DEPOT INC                         COM               437076102   278.833     5262SH      	SOLE                            5262
ISHARES TR                             BARCLYS INTER CR  464288638   300.630     2750SH      	SOLE                            2750
ISHARES TR                             BARCLYS MBS BD    464288588   206.036     1900SH      	SOLE                            1900
ISHARES TR                             MSCI ACJPN IDX    464288182   394.207     7493SH      	SOLE                            7493
ISHARES TR                             RUSSELL MIDCAP    464287499   930.540     8832SH      	SOLE                            8832
ISHARES TR                             BARCLYS 1-3YR CR  464288646  1269.085    12120SH      	SOLE                           12120
JPMORGAN CHASE & CO                    ALERIAN ML ETN    46625H365 12095.639   312065SH      	SOLE                          312065
LOCKHEED MARTIN CORP                   COM               539830109   319.148     3665SH      	SOLE                            3665
MC DONALDS CORP                        COM               580135101   390.683     4413SH      	SOLE                            4413
NAVIDEA BIOPHARMA                      COM               63937X103    51.522    13850SH      	SOLE                           13850
NORFOLK SOUTHERN CORP                  COM               655844108   287.080     4000SH      	SOLE                            4000
ORACLE CORPORATION                     COM               68389X105   488.773    16457SH      	SOLE                           16457
PEPSICO INCORPORATED                   COM               713448108   873.782    12366SH      	SOLE                           12366
POWERSHARES ETF TR II                  S&P500 LOW VOL    73937B779  5254.376   190514SH      	SOLE                          190514
POWERSHS QQQ TRUST SER 1               UNIT SER 1        73935A104   810.854    12638SH      	SOLE                           12638
PRECISION CASTPARTS CORP               COM               740189105   411.225     2500SH      	SOLE                            2500
PROCTER & GAMBLE                       COM               742718109   354.883     5794SH      	SOLE                            5794
S P D R S&P 500 ETF TR EXPIRING 01/22/2TR UNIT           78462F103 12226.544    89835SH      	SOLE                           89835
SCHLUMBERGER LTD       F               COM               806857108   302.675     4663SH      	SOLE                            4663
SELECT SECTOR SPDR TR                  SBI INT-ENERGY    81369Y506  3797.691    57220SH      	SOLE                           57220
SPDR DOW JONES INDL AVRG ETF           UT SER 1          78467X109 36492.388   284098SH      	SOLE                          284098
SPDR GOLD TRUST                        GOLD SHS          78463V107  1299.251     8372SH      	SOLE                            8372
SPDR SERIES TRUST                      S&P DIVID ETF     78464A763  6150.716   110525SH      	SOLE                          110525
SPDR S&P MIDCAP 400 ETF TR             UTSER1 S&PDCRP    78467Y107 12075.794    70495SH      	SOLE                           70495
UNION PACIFIC CORP                     COM               907818108   341.465     2862SH      	SOLE                            2862
UNITED TECHNOLOGIES CORP               COM               913017109   701.447     9287SH      	SOLE                            9287
VANGUARD SPECIALIZED PORTFOL           DIV APP ETF       921908844   470.527     8300SH      	SOLE                            8300
VANGUARD INDEX FDS                     GROWTH ETF        922908736  7199.879   105865SH      	SOLE                          105865
VANGUARD INDEX FDS                     LARGE CAP ETF     922908637  7357.173   118473SH      	SOLE                          118473
VANGUARD INTL EQUITY INDEX F           MSCI EMR MKT ETF  922042858   758.670    19000SH      	SOLE                           19000
VANGUARD SCOTTSDALE FDS                SHRT-TERM CORP    92206C409   506.560     6400SH     	SOLE                            6400
VANGUARD WORLD FDS                     UTILITIES ETF     92204A876   455.358     5800SH      	SOLE                            5800
WAL-MART STORES INC                    COM               931142103   787.697    11298SH      	SOLE                           11298
WEINGARTEN RLTY INVS                   SH BEN INT        948741103   553.930    21030SH      	SOLE                           21030

TOTAL	$125913.546X1000

